Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
Common Stocks - 99.1%
Aerospace & Defense - 1.2%
Raytheon Co.	921	$120,789
Safran SA	334	29,370
United Technologies Corp.*	1,110	104,706
		254,865
Air Freight & Logistics - 0.3%
Deutsche Post AG	2,371	64,454
Airlines - 0.2%
Copa Holdings SA, Class A	1,056	47,826
International Consolidated Airlines Group SA	845	2,254
		50,080
Automobiles - 1.0%
Ferrari NV	186	28,889
Fiat Chrysler Automobiles NV	6,892	49,699
General Motors Co.	4,830	100,367
Tesla, Inc.*	77	40,348
		219,303
Banks - 3.8%
Banco Santander SA	3,994	9,720
Bank of America Corp.	5,479	116,319
BNP Paribas SA	367	11,078
Citizens Financial Group, Inc.	2,848	53,571
DNB ASA	10,671	118,640
Intesa Sanpaolo SpA	67,910	110,907
JPMorgan Chase & Co.	100	9,003
Lloyds Banking Group PLC	7,651	3,036
Mediobanca Banca di Credito Finanziario SpA	830	4,579
Mizuho Financial Group, Inc.	51,800	59,307
PacWest Bancorp	406	7,276
Popular, Inc.	1,123	39,305
Signature Bank	543	43,652
SVB Financial Group*	124	18,734
Toronto-Dominion Bank (The)	100	4,203
Western Alliance Bancorp	3,181	97,370
Zions Bancorp NA	3,497	93,580
		800,280
Beverages - 1.5%
Diageo PLC	5,128	164,462
Monster Beverage Corp.*	2,805	157,809
		322,271
Biotechnology - 3.6%
AbbVie, Inc.	2,320	176,761
Alexion Pharmaceuticals, Inc.*	498	44,715
Biogen, Inc.*	333	105,355
CSL Ltd.	95	17,250
Galapagos NV*	254	50,445
Gilead Sciences, Inc.	2,554	190,937
Incyte Corp.*	196	14,353
Regeneron Pharmaceuticals, Inc.*	112	54,689

	Shares/ Principal	Fair Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.*	432	$102,794
		757,299
Building Products - 0.7%
Allegion PLC	359	33,035
Johnson Controls International PLC	4,057	109,377
		142,412
Capital Markets - 3.3%
ASX Ltd.	282	13,306
Banca Generali SpA	109	2,287
Charles Schwab Corp. (The)	3,380	113,636
CME Group, Inc.	601	103,919
Deutsche Boerse AG	995	136,470
Euronext NV(a)	33	2,455
Magellan Financial Group Ltd.	373	9,935
Morgan Stanley	447	15,198
S&P Global, Inc.	699	171,290
Singapore Exchange Ltd.	16,000	103,269
TMX Group Ltd.	400	29,443
		701,208
Chemicals - 1.7%
Air Products & Chemicals, Inc.	151	30,141
Axalta Coating Systems Ltd.*	4,346	75,055
Evonik Industries AG	3,376	70,641
Sherwin-Williams Co. (The)	384	176,456
Yara International ASA	208	6,523
		358,816
Commercial Services & Supplies - 0.6%
Cintas Corp.	370	64,091
Dai Nippon Printing Co. Ltd.	1,200	25,577
Rentokil Initial PLC	5,144	24,735
Secom Co. Ltd.	200	16,626
		131,029
Communications Equipment - 0.8%
Ciena Corp.*	1,523	60,631
Cisco Systems, Inc.	2,920	114,785
		175,416
Construction & Engineering - 0.3%
ACS Actividades de Construccion y Servicios SA	278	5,434
Bouygues SA	1,819	53,331
		58,765
Construction Materials - 0.1%
HeidelbergCement AG	78	3,346
LafargeHolcim Ltd.*	729	26,642
		29,988
Consumer Finance - 0.4%
Ally Financial, Inc.	2,364	34,113
Synchrony Financial	3,694	59,436
		93,549

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Containers & Packaging - 0.2%
Amcor PLC	341	$2,769
Ball Corp.	543	35,110
		37,879
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B*	1,375	251,391
Equitable Holdings, Inc.	723	10,447
ORIX Corp.	5,500	66,257
		328,095
Diversified Telecommunication - 0.7%
Cellnex Telecom SA*,(a)	135	6,140
CenturyLink, Inc.	6,105	57,753
Nippon Telegraph & Telephone Corp.	3,300	78,729
		142,622
Electric Utilities - 1.3%
CLP Holdings Ltd.	500	4,612
Duke Energy Corp.	345	27,904
EDP - Energias de Portugal SA	15,870	63,698
Enel SpA	2,651	18,439
Exelon Corp.	201	7,399
FirstEnergy Corp.	1,433	57,420
Kansai Electric Power Co., Inc. (The)	300	3,344
NextEra Energy, Inc.	52	12,512
Shikoku Electric Power Co., Inc.	1,300	10,284
Southern Co. (The)	297	16,080
SSE PLC	2,783	45,033
		266,725
Electrical Equipment - 2.1%
Emerson Electric Co.	134	6,385
Legrand SA	1,984	127,308
Schneider Electric SE	2,147	185,118
Sensata Technologies Holding PLC*	814	23,549
Signify NV(a)	530	10,288
Vestas Wind Systems A/S	1,027	83,449
		436,097
Electronic Equipment, Instruments & Components - 0.8%
Halma PLC	737	17,555
Keysight Technologies, Inc.*	1,779	148,867
Tomen Devices Corp.	400	12,023
		178,445
Energy Equipment & Services - 0.3%
Baker Hughes Co.	2,776	29,148
Pason Systems, Inc.	700	3,074
TechnipFMC PLC	3,257	21,952
		54,174
Entertainment - 1.2%
Cinemark Holdings, Inc.	1,544	15,733
DeNA Co. Ltd.	2,600	28,467
Konami Holdings Corp.	3,100	95,192
Netflix, Inc.*	149	55,950
Roku, Inc.*	183	16,009

	Shares/ Principal	Fair Value
Entertainment (continued)
Zynga, Inc., Class A*	4,563	$31,257
		242,608
Equity Real Estate Investment - 3.2%
Camden Property Trust	619	49,050
Douglas Emmett, Inc.	3,275	99,920
Duke Realty Corp.	4,386	142,019
Equity LifeStyle Properties, Inc.	1,864	107,143
Great Portland Estates PLC	1,387	11,715
Healthcare Trust of America, Inc., Class A	334	8,109
Invitation Homes, Inc.	4,425	94,562
SBA Communications Corp.	399	107,718
STORE Capital Corp.	158	2,863
Sun Communities, Inc.	346	43,198
		666,297
Food & Staples Retailing - 3.3%
Alimentation Couche-Tard, Inc., Class B	3,600	83,845
Costco Wholesale Corp.	591	168,512
FamilyMart Co. Ltd.	2,800	50,265
Koninklijke Ahold Delhaize NV	1,341	31,319
Seven & i Holdings Co. Ltd.	3,400	112,625
US Foods Holding Corp.*	3,040	53,838
Walgreens Boots Alliance, Inc.	2,699	123,479
Woolworths Group Ltd.	2,739	58,842
		682,725
Food Products - 1.0%
Danone SA	1,467	94,391
Nestle SA	511	52,523
Orkla ASA	577	4,892
Uni-President China Holdings Ltd.	30,000	29,106
WH Group Ltd.(a)	33,000	30,867
		211,779
Gas Utilities - 0.0%†
Italgas SpA	479	2,622
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	763	60,208
Align Technology, Inc.*	294	51,141
DiaSorin SpA	33	4,371
Edwards Lifesciences Corp.*	764	144,106
Hoya Corp.	300	25,566
Sonova Holding AG	391	70,478
STERIS PLC	728	101,898
Teleflex, Inc.	56	16,400
		474,168
Health Care Providers & Services - 2.4%
Anthem, Inc.	707	160,517
Cigna Corp.	646	114,458
HCA Healthcare, Inc.	71	6,380
Humana, Inc.	227	71,283
Sonic Healthcare Ltd.	4,941	73,577

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Health Care Providers & Services (continued)
Universal Health Services, Inc., Class B	727	$72,031
		498,246
Hotels, Restaurants & Leisure - 0.7%
Chipotle Mexican Grill, Inc.*	86	56,279
MGM Resorts International	592	6,986
NagaCorp Ltd.	8,000	8,164
Restaurant Brands International, Inc.	500	19,921
Starbucks Corp.	915	60,152
		151,502
Household Durables - 0.4%
DR Horton, Inc.	105	3,570
Persimmon PLC	2,656	63,116
Taylor Wimpey PLC	9,919	14,452
		81,138
Household Products - 2.3%
Colgate-Palmolive Co.	128	8,494
Essity AB, Class B	196	6,053
Henkel AG & Co. KGaA	1,103	88,592
Kimberly-Clark Corp.	860	109,968
Procter & Gamble Co. (The)	2,461	270,710
		483,817
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp.	4,367	59,391
TransAlta Corp.	5,200	26,889
		86,280
Industrial Conglomerates - 0.5%
Fosun International Ltd.	28,500	32,946
General Electric Co.	6,618	52,547
Siemens AG	261	22,186
		107,679
Insurance - 4.5%
AIA Group Ltd.	7,400	66,974
Allstate Corp. (The)	659	60,450
American Financial Group, Inc.	792	55,503
Aon PLC	813	134,178
Athene Holding Ltd., Class A*	1,223	30,355
AUB Group Ltd.	3,545	21,068
Aviva PLC	28,613	95,260
Intact Financial Corp.	100	8,545
Legal & General Group PLC	30,046	72,220
MS&AD Insurance Group Holdings, Inc.	100	2,802
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	475	95,952
Old Republic International Corp.	4,409	67,237
Poste Italiane SpA(a)	2,296	19,449
QBE Insurance Group Ltd.	10,948	57,626
Reinsurance Group of America, Inc.	227	19,100
Swiss Life Holding AG	282	96,006

	Shares/ Principal	Fair Value
Insurance (continued)
Unum Group	3,268	$49,053
		951,778
Interactive Media & Services - 4.0%
Alphabet, Inc., Class A*	214	248,657
Alphabet, Inc., Class C*	248	288,377
Facebook, Inc., Class A*	1,863	310,749
		847,783
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc.*	334	651,207
eBay, Inc.	3,307	99,408
Moneysupermarket.com Group PLC	7,187	27,082
		777,697
IT Services - 6.8%
Amadeus IT Group SA	955	45,268
Amdocs Ltd.	171	9,400
Automatic Data Processing, Inc.	492	67,247
Capgemini SE	888	75,026
CGI, Inc.*	1,700	90,999
Fujitsu Ltd.	1,800	162,651
International Business Machines Corp.	1,243	137,886
Nomura Research Institute Ltd.	2,400	50,866
NTT Data Corp.	1,700	16,377
Okta, Inc.*	182	22,251
PayPal Holdings, Inc.*	1,964	188,033
Shopify, Inc., Class A*	100	41,425
TIS, Inc.	5,100	84,421
VeriSign, Inc.*	824	148,394
Visa, Inc., Class A	1,724	277,771
		1,418,015
Leisure Products - 0.1%
Sankyo Co. Ltd.	400	11,653
Life Sciences Tools & Services - 1.4%
Eurofins Scientific SE	27	13,361
Illumina, Inc.*	246	67,187
IQVIA Holdings, Inc.*	539	58,136
Mettler-Toledo International, Inc.*	109	75,266
QIAGEN NV*	1,513	60,778
QIAGEN NV*	426	17,722
		292,450
Machinery - 0.8%
Allison Transmission Holdings, Inc.	569	18,555
Fortive Corp.	777	42,883
Illinois Tool Works, Inc.	427	60,685
Sandvik AB	869	12,389
Techtronic Industries Co. Ltd.	500	3,245
Volvo AB, Class B	3,064	36,956
		174,713
Media - 1.5%
Comcast Corp., Class A	4,371	150,275
Liberty Broadband Corp., Class C*	956	105,848

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Media (continued)
Liberty Global PLC, Class C*	3,523	$55,347
		311,470
Metals & Mining - 1.4%
Alacer Gold Corp.*	700	2,233
Alcoa Corp.*	1,880	11,581
BHP Group Ltd.	3,160	56,050
BHP Group PLC	2,628	40,797
Kirkland Lake Gold Ltd.	300	8,736
Rio Tinto Ltd.	1,653	85,561
Rio Tinto PLC, ADR	1,539	70,117
Royal Gold, Inc.	35	3,070
Torex Gold Resources, Inc.*	800	7,661
Yamana Gold, Inc.	2,600	7,142
		292,948
Multiline Retail - 1.3%
B&M European Value Retail SA	676	2,312
Dollar General Corp.	330	49,833
Izumi Co. Ltd.	200	5,521
Target Corp.	1,493	138,804
Wesfarmers Ltd.	3,434	72,028
		268,498
Multi-Utilities - 2.4%
A2A SpA	3,683	4,579
AGL Energy Ltd.	1,524	16,034
Ameren Corp.	1,216	88,561
CenterPoint Energy, Inc.	891	13,766
CMS Energy Corp.	2,089	122,729
Consolidated Edison, Inc.	548	42,744
DTE Energy Co.	1,027	97,534
Public Service Enterprise Group, Inc.	2,619	117,619
		503,566
Oil, Gas & Consumable Fuels - 1.7%
Chevron Corp.	1,312	95,068
ConocoPhillips	439	13,521
Eni SpA	1,551	15,691
EOG Resources, Inc.	734	26,365
HollyFrontier Corp.	593	14,534
Marathon Petroleum Corp.	2,212	52,248
Phillips 66	62	3,326
Royal Dutch Shell PLC, Class A	2,038	36,446
Royal Dutch Shell PLC, Class B, ADR	873	28,512
Santos Ltd.	8,519	17,832
Valero Energy Corp.	1,041	47,220
Williams Cos., Inc. (The)	428	6,056
		356,819
Personal Products - 0.2%
Unilever PLC, ADR	740	37,422
Pharmaceuticals - 5.9%
Astellas Pharma, Inc.	200	3,096
AstraZeneca PLC, ADR	934	41,712

	Shares/ Principal	Fair Value
Pharmaceuticals (continued)
Bausch Health Cos., Inc.*	2,200	$33,711
Bayer AG	132	7,655
Chugai Pharmaceutical Co. Ltd.	800	92,631
Jazz Pharmaceuticals PLC*	358	35,707
Johnson & Johnson	1,005	131,786
Kyowa Kirin Co. Ltd.	300	6,730
Merck & Co., Inc.	1,806	138,954
Novartis AG	1,335	110,175
Novo Nordisk A/S, Class B	3,557	213,996
Roche Holding AG	602	195,399
Sanofi	1,171	102,970
Santen Pharmaceutical Co. Ltd.	1,200	20,653
Sawai Pharmaceutical Co. Ltd.	300	16,034
Shionogi & Co. Ltd.	1,600	78,803
		1,230,012
Professional Services - 1.0%
CoStar Group, Inc.*	66	38,756
Experian PLC	1,380	38,517
IHS Markit Ltd.	589	35,340
Randstad NV	80	2,824
RELX PLC	365	7,839
TransUnion	1,229	81,335
		204,611
Real Estate Management & Development - 0.5%
Daiwa House Industry Co. Ltd.	3,600	89,287
Hang Lung Properties Ltd.	5,000	10,154
		99,441
Road & Rail - 1.2%
Aurizon Holdings Ltd.	13,023	33,716
Canadian Pacific Railway Ltd.	200	43,637
Union Pacific Corp.	1,179	166,286
		243,639
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc.*	622	28,289
Applied Materials, Inc.	1,205	55,213
ASM International NV	497	49,811
ASML Holding NV	83	22,080
BE Semiconductor Industries NV	571	17,418
Dialog Semiconductor PLC*	480	12,977
Lam Research Corp.	328	78,720
Melexis NV	68	3,596
NVIDIA Corp.	774	204,026
Siltronic AG	39	2,921
		475,051
Software - 5.7%
Adobe, Inc.*	473	150,527
Fair Isaac Corp.*	14	4,308
Fortinet, Inc.*	383	38,748
Intuit, Inc.	362	83,260
Microsoft Corp.	5,468	862,358

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Software (continued)
Oracle Corp.	1,087	$52,535
SimCorp A/S	34	2,855
		1,194,591
Specialty Retail - 1.0%
Home Depot, Inc. (The)	1,069	199,593
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	3,345	850,600
FUJIFILM Holdings Corp.	200	10,076
		860,676
Textiles, Apparel & Luxury Goods - 0.8%
Hermes International	83	57,266
Kering SA	10	5,222
LVMH Moet Hennessy Louis Vuitton SE	269	99,897
		162,385
Thrifts & Mortgage Finance - 0.1%
Genworth Mortgage Insurance Australia Ltd.	17,755	23,582
Paragon Banking Group PLC	1,030	4,245
		27,827
Tobacco - 1.8%
Altria Group, Inc.	2,985	115,430
British American Tobacco PLC	2,490	85,183
Imperial Brands PLC	4,414	81,922
Swedish Match AB	1,562	89,548
		372,083
Transportation Infrastructure - 0.1%
Aena SME SA(a)	109	11,903
Wireless Telecommunication Services - 0.6%
Freenet AG	139	2,450
KDDI Corp.	2,400	70,919
Rogers Communications, Inc., Class B	700	28,888
SoftBank Group Corp.	600	21,053
		123,310
Total Common Stocks (Cost - $22,966,791)		20,742,567
Short-Term Investments - 0.7%
Money Market Funds - 0.7%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(b) (Cost - $144,477)	144,477	144,477
Total Investments - 99.8% (Cost - $23,111,268)		$20,887,044
Other Assets Less Liabilities - Net 0.2%		42,892
Total Net Assets - 100.0%		$20,929,936

*	Non-income producing security.
†	Represents less than 0.05%.
(a)

144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2020, these securities amounted to $81,102 or 0.4% of net assets.

(b)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

ADR	-	American Depositary Receipt
PLC	-	Public Limited Company